FINANCIAL INSTRUMENTS AND DERIVATIVES Balance Sheet Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Gross Amounts Recognized	$ 48,811	$ 7,837
Gross Amounts Recognized	10,703	74,479
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Gross Amounts Recognized	28,653	2,836
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	7,481	3,128
Prepaid Expenses and Other Current Assets | Foreign Exchange Forward [Member]
Derivative [Line Items]
Gross Amounts Recognized	28,036	1,517
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	4,798	3,128
Prepaid Expenses and Other Current Assets | Commodity Contract [Member]
Derivative [Line Items]
Gross Amounts Recognized	0	0
Prepaid Expenses and Other Current Assets | Dio Equity Option Contracts [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Prepaid Expenses and Other Current Assets | Interest Rate Swap
Derivative [Line Items]
Gross Amounts Recognized	617	789
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Prepaid Expenses and Other Current Assets | Cross Currency Basis Swaps Member
Derivative [Line Items]
Gross Amounts Recognized		530
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	2,683	0
Other Noncurrent Assets
Derivative [Line Items]
Gross Amounts Recognized	12,677	1,873
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Other Noncurrent Assets | Foreign Exchange Forward [Member]
Derivative [Line Items]
Gross Amounts Recognized	12,542	255
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Other Noncurrent Assets | Commodity Contract [Member]
Derivative [Line Items]
Gross Amounts Recognized	0	1
Other Noncurrent Assets | Dio Equity Option Contracts [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Other Noncurrent Assets | Interest Rate Swap
Derivative [Line Items]
Gross Amounts Recognized	135	1,617
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Other Noncurrent Assets | Cross Currency Basis Swaps Member
Derivative [Line Items]
Gross Amounts Recognized		0
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Accrued Liabilities
Derivative [Line Items]
Gross Amounts Recognized	3,548	13,403
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	4,827	40,964
Accrued Liabilities | Foreign Exchange Forward [Member]
Derivative [Line Items]
Gross Amounts Recognized	2,740	10,280
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	4,764	2,328
Accrued Liabilities | Commodity Contract [Member]
Derivative [Line Items]
Gross Amounts Recognized	233	434
Accrued Liabilities | Dio Equity Option Contracts [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0	0
Accrued Liabilities | Interest Rate Swap
Derivative [Line Items]
Gross Amounts Recognized	575	466
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	63	85
Accrued Liabilities | Cross Currency Basis Swaps Member
Derivative [Line Items]
Gross Amounts Recognized		2,223
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0	38,551
Other Noncurrent Liabilities [Member]
Derivative [Line Items]
Gross Amounts Recognized	2,084	17,773
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	244	2,339
Other Noncurrent Liabilities [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Gross Amounts Recognized	1,707	940
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0	0
Other Noncurrent Liabilities [Member] | Commodity Contract [Member]
Derivative [Line Items]
Gross Amounts Recognized	0	1
Other Noncurrent Liabilities [Member] | Dio Equity Option Contracts [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	115	142
Other Noncurrent Liabilities [Member] | Interest Rate Swap
Derivative [Line Items]
Gross Amounts Recognized	377	419
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	129	256
Other Noncurrent Liabilities [Member] | Cross Currency Basis Swaps Member
Derivative [Line Items]
Gross Amounts Recognized		16,413
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	$ 0	$ 1,941